Expense Example {- Fidelity SAI Inflation-Focused Fund} - 07.31 Fidelity SAI Inflation-Focused Fund PRO-05 - Fidelity SAI Inflation-Focused Fund - Fidelity SAI Inflation-Focused Fund	Sep. 29, 2022 USD ($)
Expense Example:
1 year	$ 41
3 years	128
5 years	224
10 years	$ 505